UMB FUND SERVICES, INC.

235 West Galena Street

Milwaukee, Wisconsin 53212

(414) 299-2000

Securities and Exchange Commission

100 F. Street, N.E.

Washington, D.C. 20549

Re:	The Marsico Investment Fund

Registration Nos. 333-36975; 811-08397

Filing Pursuant to Rule 30b2-1 and Section 24(b) under the Investment Company Act of 1940

Ladies and Gentlemen:

On behalf of the above-referenced registered investment company, transmitted herewith for filing pursuant to Rule 30b2-1 and Section 24(b) under the Investment Company Act of 1940, as amended, is the Funds’ Form N-CSR for the annual period ended September 30, 2022.

Questions regarding this filing may be directed to the undersigned at (414) 299-2000.

Very truly yours,

/s/ Terrance P. Gallagher

     Executive Vice President, Director of Mutual Fund Accounting and Administration